FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
95 Wall Street
New York, New York 10005
212-858-8000

February 27, 2002



VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      First Investors U.S. Government Plus Fund
         File Nos. 002-94932 and 811-04181
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Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 20 ("PEA No. 20") to its Registration Statement on Form N-1A. PEA No. 20 was electronically filed under Rule 485(b) on February 14, 2002.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Kristen Volz

Kristen Volz
Assistant Counsel